Axeda Systems Inc	tel	+1 508 337-9200
21 Oxford Road	fax	+1 508 337-9201
Mansfield, MA 02048		www.axeda.com
USA

[Axeda Logo]

October 27, 2005

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention Mark P. Shuman, Esq. — Room 4561

Re:	Axeda Systems Inc.

Preliminary Proxy Statement on Schedule 14A

Filed September 23, 2005

Amendment No. 1 Filed October 26, 2005

File No. 0-26287

Dear Mr. Shuman:

As requested in your letter to Lynn Magnani dated September 30, 2005 and in connection with the filing referenced above, Axeda Systems Inc. (the “Company”) hereby acknowledges that:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filing,

2.	staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me with any additional questions or comments. Thank you for your assistance with this matter.

Sincerely,

/s/ Karen F. Kupferberg

Karen F. Kupferberg

Executive Vice President and

    Chief Financial Officer

cc:	Steven D. Dreyer, Esq.